Schedule of Lessee Operating Lease Liability Maturity (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets
2024	$ 7,658
Total lease payments	7,658
Less: Interest	(53)
Present value of lease liabilities	7,605	$ 39,556	$ 74,067	$ 103,918
Amounts recognized on the balance sheet
Current lease liabilities	7,605	32,116	32,068
Long-term lease liabilities		7,440	41,999
Total lease payments	$ 7,605	$ 39,556	$ 74,067	$ 103,918